Business Combination - Schedule of Final Purchase Price Allocation at Fair Value (Details) - Successor [Member] - USD ($)	Mar. 31, 2019	Mar. 31, 2018	Jan. 11, 2017
Cash			$ 85,742
Accounts receivable, net			89,650
Inventory			154,943
Other current assets			243,107
Property and equipment, net			11,578
Intangible asset, net			320,000
Goodwill	$ 16,999	$ 16,999	16,999
Accrued expenses and other payables			(15,216)
Advance from customers			(240,139)
Income tax payable			(13,864)
Deferred tax liability			(52,800)
Total			$ 600,000